Financial expense, net	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial expense, net
34     Financial expenses, net

	12.31.2020	12.31.2019	12.31.2018
		(Recasted)	(Recasted)
Financial income:
Interest on cash and cash equivalents and financial investments	18.3	68.2	93.0
Interest on receivables	10.6	55.4	33.1
Residual value guarantee	3.7	—	—
Taxes over financial revenue	(3.9)	(7.0)	(9.0)
Other	0.4	0.2	0.1

Total financial income	29.1	116.8	117.2

Financial expenses:
Interest on loans and financing	(214.9)	(201.6)	(226.3)
IOF - (tax on financial transactions)	(9.1)	(1.6)	(1.4)
Interest on taxes, social charges and contributions	(4.9)	(6.7)	(3.7)
Residual value guarantee	—	(14.7)	(23.2)
Other	(16.1)	(14.7)	(18.7)

Total financial expenses	(245.0)	(239.3)	(273.3)

Derivative financial instruments	(16.8)	6.4	(15.4)

Financial expenses, net	(232.7)	(116.1)	(171.5)